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[LOGO] ReedSmith

                                                                  Reed Smith LLP
                                                             1301 K Street, N.W.
                                                         Suite 1100 - East Tower
                                                     Washington, D.C. 20005-3373
W. THOMAS CONNER                                                 +1 202 414 9200
Direct Phone:  +1 202 414 9208                               Fax +1 202 414 9299
Email:  tconner@reedsmith.com                                      reedsmith.com

January 14, 2013

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:     Post-Effective Amendment No. 9
        First MetLife Investors Insurance Company
        First MetLife Investors Variable Annuity Account One
        File Nos. 333-176680/811-08306
        (Class VA-4 (offered on and after October 7, 2011))

Commissioners:

On behalf of First MetLife Investors Insurance Company (the "Company") and First MetLife Investors Variable Annuity Account One (the "Account"), we are hereby transmitting for filing under the Securities Act of 1933, as amended (the "Securities Act"), Post-Effective Amendment No. 9 (the "Amendment") to the Account's registration statement on Form N-4 ("Registration Statement") for certain variable annuity contracts issued through the Account.

This Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the Securities Act primarily to revise the disclosure format for the guaranteed minimum income benefit riders offered under the contracts and to reintroduce a guaranteed withdrawal rider under the contracts. These and other changes will be described in greater detail in supplemental correspondence to be provided in the near future to the Commission Staff.

If you have any questions or comments regarding the Amendment, please call the undersigned at (202) 414-9208.

Sincerely,


/s/ W. Thomas Conner
-------------------------
W. Thomas Conner

Attachment
cc:     Michele H. Abate, Esq.
        John B. Towers, Esq.

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